Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
The Group’s financial instruments consist of financial assets in the form of notes, convertible notes and investment in shares, and financial liabilities, including preferred shares. Many of these financial instruments are presented at fair value, with changes in fair value recorded through profit and loss.
Fair Value Process
For financial instruments measured at fair value under IFRS 9, the change in the fair value is reflected through profit and loss. Using the guidance in IFRS 13, the total business enterprise value and allocable equity of each entity being valued can be determined using a market backsolve approach through a recent arm’s length financing round (or a future probable arm's length transaction), market/asset probability-weighted expected return method ("PWERM") approach, discounted cash flow approach, or hybrid approaches. The approaches, in order of strongest fair value evidence, are detailed as follows:

Valuation Method	Description
Market – Backsolve	The market backsolve approach benchmarks the original issue price (OIP) of the company’s latest funding transaction as current value.
Market/Asset – PWERM	Under a PWERM, the company value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise. Possible future outcomes can include IPO scenarios, potential SPAC transactions, merger and acquisition transactions as well as other similar exit transactions of the investee.
Income Based – DCF	The income approach is used to estimate fair value based on the income streams, such as cash flows or earnings, that an asset or business can be expected to generate.
At each measurement date, investments held at fair value (that are not publicly traded) as well as the fair value of preferred share liabilities, including embedded conversion rights that are not bifurcated, were determined using the following allocation methods: option pricing model (“OPM”), PWERM, or hybrid allocation framework. The methods are detailed as follows:

Allocation Method	Description
OPM	The OPM model treats preferred stock as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred stock.
PWERM	Under a PWERM, share value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise, as well as the rights of each share class.
Hybrid
The hybrid method is a combination of the PWERM and OPM. Under the hybrid method, multiple liquidity scenarios are weighted based on the probability of the scenario's occurrence, similar to the PWERM, while also utilizing the OPM to estimate the allocation of value in one or more of the scenarios.

Valuation policies and procedures are regularly monitored by the Group. Fair value measurements, including those categorized within Level 3, are prepared and reviewed for reasonableness and compliance with the fair value measurements guidance under IFRS accounting standards. The Group measures fair value using the following fair value hierarchy that reflects the significance of the inputs used in making the measurements:

Fair Value Hierarchy Level	Description
Level 1	Inputs that are quoted market prices (unadjusted) in active markets for identical instruments.
Level 2	Inputs other than quoted prices included within Level 1 that are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3
Inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instruments' valuation.

Whilst the Group considers the methodologies and assumptions adopted in fair value measurements as supportable and reasonable, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investment existed.
Subsidiary Preferred Shares Liability and Subsidiary Convertible Notes
The following table summarizes the changes in the Group’s subsidiary preferred shares and convertible notes liabilities measured at fair value, which were categorized as Level 3 in the fair value hierarchy:

	Subsidiary Preferred Shares $	Subsidiary Convertible Notes $
Balance at January 1, 2021	118,972	25,000
Value at issuance	37,610	2,215
Conversion to subsidiary preferred shares	25,797	(25,797)
Accrued interest - contractual	—	867
Change in fair value	(8,362)	175
Balance at December 31, 2021 and January 1, 2022	174,017	2,461
Value at issuance	—	393
Accrued interest - contractual	—	48
Deconsolidation - Sonde	(15,853)	(3,403)
Change in fair value	(130,825)	502
Balance at December 31, 2022 and January 1, 2023	27,339	—
Change in fair value	(2,617)	—
Deconsolidation - Vedanta	(24,554)	—
Balance at December 31, 2023	169	—
The change in fair value of preferred shares and convertible notes liabilities are recorded in finance income/(costs) – fair value accounting in the Consolidated Statement of Comprehensive Income/(Loss).
Investments Held at Fair Value
Karuna, Vor and Akili Valuation
Karuna (Nasdaq: KRTX), Vor (Nasdaq: VOR), Akili (Nasdaq: AKLI) and additional immaterial investments are listed entities on an active exchange, and as such, the fair value as of December 31, 2023, was calculated utilizing the quoted common share price which is categorized as Level 1 in the fair value hierarchy.
Vedanta and Sonde
As of December 31, 2023, the Group accounts for the following investments under IFRS 9 as investments held at fair value with changes in fair value through the profit and loss: Sonde preferred A-2 and B shares and Vedanta convertible preferred shares (subsequent to the date of deconsolidation). The valuation of the aforementioned investments is categorized as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs to value such assets. During the year ended December 31, 2023, the Group recorded such investments at fair value and recognized a loss of $7,298 for the change in fair value of the investments. In addition, the Group determined that the fair value of its investment in the Gelesis 2023 Warrants was $0 as Gelesis ceased operations in October 2023.
The following table summarizes the changes in all the Group’s investments held at fair value, which were categorized as Level 3 in the fair value hierarchy:

$
Balance at January 1, 2021	206,892
Cash purchase of Vor preferred shares	500
Reclassification of Vor from level 3 to level 1	(33,365)
Gain/(loss) on change in fair value	65,505
Balance at December 31, 2021	239,533
Deconsolidation of Sonde	11,168
Gelesis Earn-out Shares received in the SPAC exchange	14,214
Exchange of Gelesis preferred shares to Gelesis common shares	(92,303)
Reclassification of Akili to level 1 investment	(128,764)
Gain/(loss) on change in fair value	(31,253)
Balance at December 31, 2022	12,593
Deconsolidation of Vedanta - new investment in Vedanta preferred shares	20,456
Investment in Gelesis 2023 Warrants	1,121
Gain/(loss) on changes in fair value	(9,299)
Balance as of December 31, 2023	24,872
The change in fair value of investments held at fair value is recorded in gain/(loss) on investments held at fair value in the Consolidated Statement of Comprehensive Income/(Loss).
At December 31, 2023, the Group’s material investments held at fair value categorized as Level 3 in the fair value hierarchy include the preferred shares of Sonde and Vedanta, with fair value of $10,408 and $14,153, respectively. The significant unobservable inputs used at December 31, 2023 in the fair value measurement of these investments and the sensitivity of the fair value measurements for these investments to changes to these significant unobservable inputs are summarized in the table below.

As of December 31, 2023		Investment (Sonde) Measured through Market Backsolve & OPM
Unobservable Inputs	Input Value	Sensitivity Range	Investment Fair Value Increase/(Decrease) $
Equity Value	53,242	-5%	(464)
		+5%	463
Time to Liquidity	2.00	-6 Months	39
		+ 6 Months	(42)
Volatility	60%	-10%	19
		+10%	(35)

As of December 31, 2023		Investment (Vedanta) Measured through Market Backsolve that Leverages a Monte Carlo Simulation
Unobservable Inputs	Input Value	Sensitivity Range	Investment Fair Value Increase/(Decrease) $
Equity Value	127,883	-5%	(1,416)
		+5%	1,069
Time to Liquidity	1.23	- 6 Months	(3,907)
		+ 6 Months	1,261
Volatility	120%	-10%	(954)
		+10%	474
Investments in Notes from Associates
As of December 31, 2022, the investment in notes from associates was $16,501 and represents investments the Group made in convertible promissory notes of Gelesis. During the year ended December 31, 2023, the Group invested $10,729 in convertible promissory notes of Gelesis and $5,000 in a convertible note of Vedanta. The Group recorded a loss of $27,630 for the change in fair value of the notes from associates in the gain/(loss) on investments in notes from associates within the Consolidated Statement of Comprehensive Income/Loss. The loss was driven by a reduction in the fair value of the Gelesis convertible promissory notes of $27,230 as Gelesis filed for bankruptcy in October 2023 and a change in the fair value of the Vedanata convertible note of $400.
The convertible debt issued by Vedanta was valued using a market backsolve approach that leverages a Monte Carlo simulation. The significant unobservable inputs categorized as Level 3 in the fair value hierarchy used at December 31, 2023, in the fair value measurement of the convertible debt are the same as the inputs disclosed above for Vedanta preferred shares.
Fair Value Measurement and Classification
The fair value of financial instruments by category as of December 31, 2023 and 2022:

	2023
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[3]:
Money Markets[1,2]	156,705	—	156,705	—	—	156,705
Investment in notes from associates	4,600	—	—	—	4,600	4,600
Investments held at fair value	317,841	—	292,970	—	24,872	317,841
Total financial assets	479,146	—	449,675	—	29,472	479,146
Financial liabilities:
Subsidiary preferred shares	—	169	—	—	169	169
Share-based liability awards	—	4,782	—	—	4,782	4,782
Total financial liabilities	—	4,951	—	—	4,951	4,951
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Included within cash and cash equivalents.
3. Excluded from the table above are short-term investments of $136,062 that are classified at amortized cost as of December 31, 2023. The cost of these short-term investments approximates current fair value.
The Group has a number of financial instruments that are not measured at fair value in the Consolidated Statement of Financial Position. For these instruments the fair values are not materially different from their carrying amounts.

	2022
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets:
Money Markets[1,2]	95,249	—	95,249	—	—	95,249
Short-term investments[1]	200,229	—	200,229	—	—	200,229
Note from associate	16,501	—	—	—	16,501	16,501
Investments held at fair value	251,892	—	239,299	—	12,593	251,892
Trade and other receivables[3]	11,867	—	—	11,867	—	11,867
Total financial assets	575,738	—	534,777	11,867	29,094	575,738
Financial liabilities:
Subsidiary warrant liability	—	47	—	—	47	47
Subsidiary preferred shares	—	27,339	—	—	27,339	27,339
Subsidiary notes payable	—	2,345	—	2,097	248	2,345
Share-based liability awards	—	5,932	4,396	—	1,537	5,932
Total financial liabilities	—	35,664	4,396	2,097	29,171	35,664
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Included within cash and cash equivalents.
3 Outstanding receivables are owed primarily by government agencies and large corporations, virtually all of which are investment grade.